Intangible assets and goodwill	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill.
Intangible assets and goodwill

14     Intangible assets and goodwill

		Rights on	Customer	Educational		Software		Educational	Non-compete
	Goodwill	contracts	relationships	system	Copyrights	license	Trademarks	platform	agreement	In Progress	Total

Cost
As of December 31, 2017	89,634	15,263	23,045	36,656	4,948	1,393	19,115	3,942	1,097	—	195,093
Acquisitions	—	—	—	—	7,744	1,415	62	17,969	—	2,213	29,403
As of December 31, 2018	89,634	15,263	23,045	36,656	12,692	2,808	19,177	21,911	1,097	2,213	224,496
Corporate restructuring (Note 2.2)	(53,521)	—	—	—	—	—	—	—	—	—	(53,521)
Acquisitions	—	—	—	—	8,377	4,441	—	23,634	309	6,341	43,102
Disposals	—	—	—	—	—	—	—	(1,841)	—	—	(1,841)
Acquisitions through business combinations	880,654	—	183,926	214,567	—	11,163	336,121	24,728	6,897	20,607	1,678,663
Transfer	—	—	—	—	—	—	—	19,555	—	(19,555)	—
As of December 31, 2019	916,767	15,263	206,971	251,223	21,069	18,412	355,298	87,987	8,303	9,606	1,890,899

Amortization
As of December 31, 2017	—	(2,767)	(4,924)	(6,127)	(1,321)	(273)	(2,670)	(1,473)	(55)	—	(19,610)
Amortization	—	(1,182)	(2,636)	(6,589)	(2,618)	(375)	(1,140)	(2,387)	(219)	—	(17,146)
As of December 31, 2018	—	(3,949)	(7,560)	(12,716)	(3,939)	(648)	(3,810)	(3,860)	(274)	—	(36,756)
Amortization	—	(1,342)	(6,450)	(9,518)	(7,743)	(2,307)	(4,431)	(10,449)	(536)	—	(42,776)
Amortization of disposals	—	—	—	—	—	—	—	536	—	—	536
As of December 31, 2019	—	(5,291)	(14,010)	(22,234)	(11,682)	(2,955)	(8,241)	(13,773)	(810)	—	(78,996)

Net book value
As of December 31, 2018	89,634	11,314	15,485	23,940	8,753	2,160	15,367	18,051	823	2,213	187,740
As of December 31, 2019	916,767	9,972	192,961	228,989	9,387	15,457	347,057	74,214	7,493	9,606	1,811,903

(a)      Goodwill

The carrying amount of goodwill by operating segment was:

	2019	2018
Core	755,539	62,036
Supplemental	161,228	27,598
	916,767	89,634

Impairment test for goodwill

The Company performed its annual impairment test on December 31, 2019 and 2018. The Company tests at least annually the recoverability of the carrying amount of each operating segment. The process of estimating these values involves the use of assumptions, judgments and estimates of future cash flows that represent the Company’s best estimate.

Goodwill is monitored by management at the level of cash generating unit, which is the same of the two operating segments. The Core and Supplemental operating segments had an important cash flow improvement as they have increased their number of students and achieved greater scale that positively impact the gross margin.

The Company’s management estimates future gross margin based on past performance and its expectations of market developments. The discount rates used are pre-tax and reflect the specific risks associated with the segment being tested.

The value-in-use calculation is based on cash flow projections and financial budgets approved by management for a period of five years. Cash flows beyond the five-year period were extrapolated using an estimated growth rate. The growth rate does not exceed the average long-term rate for the industry. The value -in-use of the Core operating segment calculated for 2019 was R$ 2,130,003 (R$ 721,271 in 2018), and the carrying amount was R$ 1,846,915. The value -in-use of the Supplemental operating segment for 2019 was R$ 854,855 (R$ 195,023 in 2018), and the carrying amount was R$ 34,889.

The value -in-use calculations were based on the discounted cash flow model and are based on the following assumptions for those segments:

	Budget period				Growth rate
					beyond budget
	Gross margin		Growth rate		period		Discount rate
	2019	2018	2019	2018	2019	2018	2019	2018
Core	76.7%	78.8%	11.1%	21.1%	4.3%	4.0%	12.7%	15.7%
Supplemental	81.0%	87.4%	18.3%	33.0%	4.3%	4.0%	14.5%	17.6%

Significant estimate: impact of possible changes in key assumptions

A decrease of 120 basis points in management estimated gross margin used in the value-in-use calculation for the Core operating segment as of December 31, 2019 (75.5% instead of 76.7%), would have not resulted in the recognition of an impairment of goodwill. Also, the Company performed the same sensitivity analysis for the Supplemental operating segment (79.8% instead of 81.0%) and concluded it would have not resulted in the recognition of an impairment of goodwill.

In addition, an increase of 120 basis points in management’s estimated discount rate applied to the cash flow projections of the Core operating segment for the year ended December 31, 2019 (13.8% instead of 12.7%), would have not resulted in the recognition of an impairment of goodwill.

Also, the Company performed the same sensitivity analysis for the Supplemental operating segment (15.7% instead of 14.5%) and concluded it would have not resulted in the recognition of an impairment of goodwill.

There was no goodwill impairment for the years ended December 31, 2019, 2018 and 2017.

(b)     Other intangible assets

Intangible assets, other than goodwill, are valued separately for each acquisition and are amortized during each useful life. The useful lives and methods of amortization of other intangibles are reviewed at each financial year end and adjusted prospectively, if appropriate.

The estimated useful lives of intangible assets for the years ended December 31, 2019, 2018 and 2017 are as follows:

Years
Rights on contracts	10
Customer relationships	5 to 16
Educational system	3 to 10
Copyrights	3
Software license	2 a 5
Trademarks	10 to 20
Educational platform	3 a 10
Non-compete agreement	2 a 5

For the years ended December 31, 2019, 2018 and 2017 there were no indicators that the Company’s intangible assets with definite lives might be impaired.